INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 923
Eyekon E.R.D. Ltd [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 5,123